SHORT TERM DEBT, NET OF DEBT DISCOUNT (Tables)	3 Months Ended
Mar. 31, 2014
Short-term Debt [Abstract]
Unsecured Notes, net debt discount
Unsecured Notes, net debt discount, consist of the following:

	March 31,	December 31,
	2014	2013
Unsecured Convertible Notes	$1,261,867	$1,450,333
Debt discount	(72,512)	(70,063)
	1,189,355	1,380,270
Less long term portion	151,098	1,276,358
Short term portion	$1,038,257	$103,912